Right-of-use assets and liability related to right-of-use of assets	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Right-of-use assets and liability related to right-of-use of assets
Note 15. Right-of-use assets and liability related to right-of-use of assets
The Company has lease contracts for various items of towers & sites, property and other equipment used in its operations. Towers and sites, and property generally have lease terms between 2 and 24 years, while other equipment generally has lease terms between 2 and 20 years.

At December 31, 2021, 2022 and 2023 the right-of-use assets and lease liabilities are as follows:

	Right-of-use assets								Liability related to right-of-use of assets
	Towers & Sites		Property		Other equipment		Total
As of January 1, 2021	Ps.	85,218,875	Ps.	12,205,435	Ps.	4,552,534	Ps.	101,976,844	Ps.	109,327,241
Additions and release (1)		3,145,941		482,456		1,052,022		4,680,419		3,060,042
Modifications		10,945,985		1,024,573		998,161		12,968,719		12,535,394
Depreciation (1)		(19,849,598)		(3,086,201)		(2,589,506)		(25,525,305)		—
Interest expense		—		—		—		—		7,129,251
Payments		—		—		—		—		(30,544,750)
Translation adjustment		(2,904,175)		(689,558)		(134,551)		(3,728,284)		(2,852,953)

Balance at December 31, 2021	Ps.	76,557,028	Ps.	9,936,705	Ps.	3,878,660	Ps.	90,372,393	Ps.	98,654,225

(1)	Discontinued operations

	Right-of-use assets								Liability related to right-of-use of assets
	Towers & Sites		Property		Other equipment		Total
As of January 1, 2022	Ps.	76,557,028	Ps.	9,936,705	Ps.	3,878,660	Ps.	90,372,393	Ps.	98,654,225
Additions and release (1)		42,958,221		574,801		5,463,706		48,996,728		44,134,101
Business combinations		4,247,042		318		5,413		4,252,773		9,129,255
Modifications		11,859,492		3,584,607		1,790,905		17,235,004		19,038,741
Depreciation		(22,858,868)		(3,369,095)		(2,756,898)		(28,984,861)		—
Interest expense		—		—		—		—		8,903,397
Payments		—		—		—		—		(33,823,287)
Disposals (2)		(696,904)		(88,303)		(36,694)		(821,901)		(1,044,480)
Transfers (3)		(165,779)		(126,763)		(112,301)		(404,843)		(438,571)
Translation adjustment		(5,680,583)		(1,289,832)		(1,800,782)		(8,771,197)		(10,404,570)

Balance at December 31, 2022	Ps.	106,219,649	Ps.	9,222,438	Ps.	6,432,009	Ps.	121,874,096	Ps.	134,148,811

(1)	The increase as compared to the previous year, was due to rights of use and their corresponding liability with Sitios Latam, resulting from the spin-off occurred in August 2022.
(2)	Disposals includes the Panama disposal. See Note 2Ac.
(3)	Transfers includes the ClaroVTR joint venture. See Note 12b.

	Right-of-use assets				Liability related to right-of-use of assets
	Towers & Sites	Property	Other equipment	Total
As of January 1, 2023	Ps.106,219,649	Ps.9,222,438	Ps.6,432,009	Ps.121,874,096	Ps.134,148,811
Additions and release	14,744,304	464,791	146,515	15,355,610	12,244,019
Modifications	25,773,865	1,430,795	(3,397,274)	23,807,386	39,109,007
Depreciation	(26,763,563)	(3,122,468)	(1,953,019)	(31,839,050)	—
Interest expense	—	—	—	—	10,648,584
Payments	—	—	—	—	(39,498,197)
Translation adjustment	(13,391,742)	(1,358,124)	(879,856)	(15,629,722)	(31,483,068)

Balance at December 31, 2023	Ps.106,582,513	Ps.6,637,432	Ps.348,375	Ps.113,568,320	Ps.125,169,156

At December 31, 2022 and 2023, the total of the right-of-use assets include an amount of Ps. 64,582,841 and Ps. 59,820,924 corresponding to related parties, respectively and the total of lease liabilities include an amount of Ps. 65,686,036 and Ps. 61,881,679 corresponding to related parties, respectively. As of December 31, 2022 and 2023, net non-cash acquisitions of leases amounted to Ps. 4,862,627 and Ps. 3,111,591.
The lease debt of the Company is integrated according to its maturities as follows:

	2022	2023
Short term	Ps.32,902,237	Ps.	24,375,010
Long term	101,246,574		100,794,146

Total	Ps.134,148,811	Ps.	125,169,156

The Company’s right of use liability maturities as of December 31, 2023 are as follows:

Year ended December 31,
2025	Ps.	7,511,403
2026		12,110,866
2027		20,149,439
2028		14,118,209
2029		14,496,822
2030 and thereafter		32,407,407

Total	Ps.	100,794,146

During the years ended December 31, 2021, 2022 and 2023, the Company recognized expenses as follows:

	2021
	Others		Related parties		Total
Depreciation expense of right-of-use assets (1)	Ps.	19,932,317	Ps.	5,592,988	Ps.	25,525,305
Interest expense on lease liabilities (1)		6,212,774		916,477		7,129,251
Expense relating to short-term leases		29,833		—		29,833
Expense relating to leases of low-value assets		685		—		685
Variable lease payments		68,236		—		68,236

Total	Ps.	26,243,845	Ps.	6,509,465	Ps.	32,753,310

(1)	Discontinued operations

	2022
	Others		Related parties		Total
Depreciation expense of right-of-use assets	Ps.	18,095,871	Ps.	10,888,990	Ps.	28,984,861
Interest expense on lease liabilities		6,395,988		2,507,409		8,903,397
Expense relating to short-term leases		24,234		—		24,234
Expense relating to leases of low-value assets		886		—		886
Variable lease payments		65,520		—		65,520

Total	Ps.	24,582,499	Ps.	13,396,399	Ps.	37,978,898

	2023
	Others		Related parties		Total
Depreciation expense of right-of-use assets	Ps.	15,530,686	Ps.	16,308,364	Ps.	31,839,050
Interest expense on lease liabilities		5,316,141		5,332,443		10,648,584
Expense relating to short-term leases		23,295		—		23,295
Expense relating to leases of low-value assets		1,749		—		1,749
Variable lease payments		67,927		—		67,927

Total	Ps.	20,939,798	Ps.	21,640,807	Ps.	42,580,605